LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
LOSS PER SHARE
LOSS PER SHARE

Loss per share is based on the weighted average number of common shares of the Company outstanding during the year. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding share options, in the weighted average number of common shares outstanding during the year, if dilutive.

For the years ended December 31,	2017	2016
Weighted average number of common shares (in thousands) - basic	948,187	947,443
Weighted average number of dilutive share options (i)	—	—
Weighted average number of dilutive Restricted Share Units (i)	—	—
Weighted average number of common shares (in thousands) - diluted (i)	948,187	947,443

Attributable to Yamana Gold Inc. equityholders
Loss per share from continuing and discontinued operations - basic and diluted
Net loss from continuing and discontinued operations	$(194.4)	$(307.9)
Loss per share - basic and diluted	$(0.21)	$(0.32)

Loss per share from continuing operations - basic and diluted
Net loss from continuing operations	$(194.4)	$(290.4)
Loss per share - basic and diluted	$(0.21)	$(0.31)

Loss per share from discontinued operations - basic and diluted
Net loss from discontinued operations	$—	$(17.5)
Loss per share - basic and diluted	$—	$(0.01)

(i)
Effect of dilutive securities - the potential shares attributable to 954 share options (2016 - 1,004 share options) and 636,774 restricted share units (2016 - 452,837 restricted share units) were anti-dilutive for the year ended December 31, 2017.